Property, Plant and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	As of December 31, 2023	As of June 30, 2024
		(Unaudited)
	RMB	RMB
Cost:
Computers and electronic equipment	12,098,631	17,687,368
Office furniture	266,252	295,587
Leasehold improvement	1,550,648	2,633,754
Transportation equipment	41,014	41,014
Buildings	—	191,286,310
Construction in progress	165,221,605	170,184
Less: Accumulated depreciation	(9,524,568)	(12,272,017)
Property, plant and equipment, net	169,653,582	199,842,200
Property, plant and equipment, net consist of the following:
	As of December 31,
	2022	2023
	RMB	RMB
Cost:
Computers and electronic equipment	9,537,316	12,098,631
Office furniture	266,252	266,252
Leasehold improvement	1,550,648	1,550,648
Transportation equipment	41,014	41,014
Construction in progress	16,119,419	165,221,605
Less: Accumulated depreciation	(6,087,694)	(9,524,568)
Property, plant and equipment, net	21,426,955	169,653,582